Segment Reporting - Schedule of Segmented Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Operating Segments [Line Items]
Revenues	$ 19,277	$ 18,562	$ 18,212
Identifiable operating expenses	11,237	10,856	10,553
Allocated expenses	3,400	3,307	3,310
Segment profit	4,640	4,399	4,349
Unallocable expenses	569	565	524
Operating profit	4,071	3,834	3,825
Other income, net	425	568	335
Finance cost	49	56	35
Profit before income taxes	4,447	4,346	4,125
Income tax expense	1,285	1,177	1,142
Net profit	3,162	3,169	2,983
Depreciation and amortization	569	565	524
Operating Segments | Financial Services
Disclosure of Operating Segments [Line Items]
Revenues	5,342	5,093	5,434
Identifiable operating expenses	3,059	2,993	3,103
Allocated expenses	971	973	985
Segment profit	1,312	1,127	1,346
Operating Segments | Retail
Disclosure of Operating Segments [Line Items]
Revenues	2,609	2,719	2,632
Identifiable operating expenses	1,293	1,414	1,352
Allocated expenses	472	473	487
Segment profit	844	832	793
Operating Segments | Communication
Disclosure of Operating Segments [Line Items]
Revenues	2,260	2,173	2,246
Identifiable operating expenses	1,469	1,337	1,380
Allocated expenses	396	391	401
Segment profit	395	445	465
Operating Segments | Energy, Utilities, Resources and Services
Disclosure of Operating Segments [Line Items]
Revenues	2,568	2,417	2,300
Identifiable operating expenses	1,406	1,309	1,231
Allocated expenses	441	444	430
Segment profit	721	664	639
Operating Segments | Manufacturing
Disclosure of Operating Segments [Line Items]
Revenues	2,980	2,696	2,357
Identifiable operating expenses	1,911	1,763	1,551
Allocated expenses	495	423	426
Segment profit	574	510	380
Operating Segments | Hi-Tech
Disclosure of Operating Segments [Line Items]
Revenues	1,548	1,498	1,472
Identifiable operating expenses	897	874	864
Allocated expenses	270	245	242
Segment profit	381	379	366
Operating Segments | Life Sciences
Disclosure of Operating Segments [Line Items]
Revenues	1,400	1,391	1,251
Identifiable operating expenses	848	811	724
Allocated expenses	237	230	209
Segment profit	315	350	318
Operating Segments | Others
Disclosure of Operating Segments [Line Items]
Revenues	570	575	520
Identifiable operating expenses	354	355	348
Allocated expenses	118	128	130
Segment profit	$ 98	$ 92	$ 42